FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
FIXED ASSETS, NET
Schedule of details of property, plant and equipment

	12/31/2018
		Accumulated	Obligations associated with the
	Gross value	depreciation	Concession	Impairment	Net value
In operation
Generation	49,317,739	(26,286,163)	(526,249)	(6,920,862)	15,584,465
Administration	2,446,802	(1,536,672)	(8,329)	—	901,801
	51,764,541	(27,822,835)	(534,578)	(6,920,862)	16,486,266
Ongoing
Generation	15,317,432	—	—	—	15,317,432
Administration	566,693	—	—	—	566,693
	15,884,126	—	—	—	15,884,126
	67,648,667	(27,822,835)	(534,578)	(6,920,862)	32,370,392

	12/31/2017
		Accumulated	Obligations associated with the
	Gross value	depreciation	Concession	Impairment	Net value
In operation
Generation	50,132,157	(24,329,632)	(607,381)	(13,804,579)	11,390,565
Administration	2,406,319	(1,537,137)	(8,414)	—	860,768
Distribution	1,730,922	(680,506)	—	—	1,050,416
	54,269,398	(26,547,275)	(615,795)	(13,804,579)	13,301,749
Under Construction
Generation	13,827,544	—	—	—	13,827,544
Administration	836,544	—	—	—	836,544
	14,664,088	—	—	—	14,664,088
	68,933,486	(26,547,275)	(615,795)	(13,804,579)	27,965,837

Movement of Fixed Assets

	Balance on
	12/31/2017	Additions	Transfer	Disposals	Held for sale	12/31/2018
Generation / Marketing
In operation	50,132,157	64,032	283,396	(236,866)	(2,655,902)	47,586,817
Accumulated depreciation	(24,329,630)	(1,452,120)	(4,139)	109,963	127,965	(25,547,961)
Commercial leasing	—	—	1,730,922	—	—	1,730,922
Accumulated depreciation	—	(57,697)	(680,505)	—	—	(738,202)
Under construction	14,038,667	1,916,813	(273,252)	(23,554)	(130,119)	15,528,555
Provision for recoverable assets (impairment)	(13,804,579)	5,787,926	—	797,871	297,920	(6,920,862)
Investigation findings	(211,123)	—	—	—	—	(211,123)
Special obligations associated with the Concession	(607,383)	(1,660)	—	6,903	75,891	(526,249)
	25,218,110	6,257,294	1,056,422	654,317	(2,284,245)	30,901,898

Distribution
Commercial leasing	1,730,922	—	(1,730,922)	—	—	—
Accumulated depreciation	(680,505)	—	680,505	—	—	—
	1,050,417	—	(1,050,417)	—	—

Administration
In operation	2,406,319	61,350	210,759	(27,727)	(203,899)	2,446,802
Accumulated depreciation	(1,537,139)	(117,188)	(2,365)	(10,290)	130,310	(1,536,672)
Under construction	836,544	25,754	(228,544)	(14,908)	(52,153)	566,693
Special obligations associated with the Concession	(8,414)	(30)	—	113	2	(8,329)
	1,697,310	(30,114)	(20,150)	(52,812)	(125,740)	1,468,494
TOTAL	27,965,837	6,227,181	(14,145)	601,505	(2,409,985)	32,370,393

(*) The assets of the companies Santa Vitória do Palmar, Hermenegildo I, Hermenegildo II, Hermenegildo III and Chuí IX were classified as held for sale, see note 44.

	Balance on				Parent Company		Balance on
	12/31/2016	Additions	Transfer	Disposals	Acquisitions	Held for sale	12/31/2017
Generation / Marketing
In operation	47,456,125	198,582	(33,257)	(96,066)	2,606,773	—	50,132,157
Accumulated depreciation	(23,273,655)	(1,349,670)	194,497	99,198	—	—	(24,329,630)
Under construction	12,564,811	1,778,494	(378,979)	(15,734)	90,075	—	14,038,667
Provision for recoverable assets (impairment)	(12,141,003)	(2,459,063)	105,379	988,028	(297,920)	—	(13,804,579)
Investigation findings	(211,123)	—	—	—	—	—	(211,123)
Special obligations associated with the Concession	(538,375)	(28)	—	6,911	(75,891)	—	(607,383)
	23,856,780	(1,831,684)	(112,360)	982,337	2,323,037	—	25,218,110

Distribution
Commercial leasing	1,730,922	—	—	—	—	—	1,730,922
Accumulated depreciation	(622,807)	(57,698)	—	—	—	—	(680,505)
	1,108,115	(57,698)	—	—	—	—	1,050,417
							—
Administration							—
In operation	2,491,860	12,615	65,212	(28,320)	114	(135,162)	2,406,319
Accumulated depreciation	(1,514,448)	(136,531)	(7,139)	29,190	—	91,790	(1,537,139)
Under construction	879,911	82,000	(64,902)	(20,447)	866	(40,884)	836,544
Special obligations associated with the Concession	(9,292)	(27)	—	69	—	836	(8,414)
	1,848,030	(41,943)	(6,829)	(19,509)	980	(83,420)	1,697,310
TOTAL	26,812,925	(1,931,325)	(119,189)	962,828	2,324,017	(83,420)	27,965,837

(*) Transfer of SPEs from Eletrosul to Eletrobras, see note 14.5.

	Balance on				Balance on
	12/31/2015	Additions	Transfer	Disposals	12/31/2016
Generation / Marketing
In operation	46,003,180	184,468	1,287,960	(19,483)	47,456,125
Accumulated depreciation	(21,949,056)	(1,363,922)	27,098	12,225	(23,273,655)
Under construction	11,870,318	2,106,303	(1,355,214)	(56,596)	12,564,811
Investigation Findings	—	—	—	(211,123)	(211,123)
Provision for recoverable assets (impairment)	(8,684,088)	(3,876,375)	14,048	405,412	(12,141,003)
Special obligations associated with the Concession	(633,602)	(2,540)	(6,951)	104,718	(538,375)
	26,606,752	(2,952,066)	(33,059)	235,153	23,856,780

Distribution
Commercial leasing	1,730,922	—	—	—	1,730,922
Accumulated depreciation	(565,110)	(57,697)	—	—	(622,807)
	1,165,812	(57,697)	—	—	1,108,115

Administration
In operation	2,444,827	49,578	217,570	(220,116)	2,491,859
Accumulated depreciation	(1,445,137)	(149,132)	(100,422)	180,243	(1,514,448)
Under construction	799,908	136,791	(56,719)	(69)	879,911
Special obligations associated with the Concession	(25,518)	—	—	16,226	(9,292)
	1,774,080	37,237	60,429	(23,716)	1,848,030
TOTAL	29,546,644	(2,972,526)	27,370	211,437	26,812,925

Average accumulated depreciation rate:

	12/31/2018		12/31/2017
	Average	Accumulated	Average	Accumulated
	depreciation rate	depreciation	depreciation rate	depreciation
Generation
Hydraulic	2.29%	17,649,397	2.48%	17,147,108
Nuclear	3.26%	5,324,411	3.93%	4,842,938
Thermal	2.94%	3,098,681	3.26%	2,166,751
Wind	4.40%	205,100	6.99%	164,395
Marketing	3.16%	8,574	2.92%	8,438
		26,286,163		24,329,630
Distribution	—	—	3.00%	680,505
		—		680,505

Administration	5.54%	1,536,672	6.31%	1,537,139
		1,536,672		1,537,139

Total		27,822,835		26,547,274